Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000232397 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000232397 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232397 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232397 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000232397 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000232397 | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000232397 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232397 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232397 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232397 | ARM Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232397 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000232397 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	78.90%
C000232397 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000232397 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000232397 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232397 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228013 | Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000228013 | Joby Aviation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000228013 | Bayerische Motoren Werke AG
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000228013 | EnerSys
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228013 | Rolls-Royce Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228013 | ChargePoint Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228013 | Mitsubishi Heavy Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228013 | Aurubis AG
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228013 | Kongsberg Gruppen ASA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228013 | TDK Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228013 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228013 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000228013 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000228013 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000228013 | Materials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000228013 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228013 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000227588 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227588 | Twist Bioscience Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227588 | Novonesis (Novozymes) B
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227588 | Vericel Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227588 | Blueprint Medicines Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227588 | Veracyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000227588 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000227588 | Geron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227588 | Bridgebio Pharma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000227588 | Agios Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000227588 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000227588 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	83.80%
C000227588 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000227588 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000227588 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000214236 | Twilio, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000214236 | Bill Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000214236 | DocuSign, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000214236 | Atlassian Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214236 | Asana, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214236 | AvePoint, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214236 | Toast, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000214236 | Fastly, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000214236 | Shopify, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214236 | Freshworks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214236 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000214236 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	86.80%
C000214236 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000214236 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000214236 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000214236 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000224004 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224004 | Elastic NV
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000224004 | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000224004 | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000224004 | Fortinet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000224004 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000224004 | Rapid7, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000224004 | Rubrik, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000224004 | Zscaler, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000224004 | Okta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224004 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000224004 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224004 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000164637 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164637 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000164637 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000164637 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164637 | British American Tobacco PLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164637 | Nestle SA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164637 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164637 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164637 | Intesa Sanpaolo SpA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000164637 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000164637 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000164637 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164637 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000164637 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000164637 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000164637 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000164637 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000164637 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000164637 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000164637 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000164637 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000164637 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000164635 | Sydbank AS
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000164635 | Hoegh Autoliners ASA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000164635 | Suedzucker AG
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164635 | TP ICAP Group PLC
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164635 | VTech Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164635 | Plus500 Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164635 | Cofinimmo SA
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164635 | Coface SA
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164635 | Spar Nord Bank AS
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164635 | Harel Insurance Investments & Financial Services Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000164635 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000164635 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164635 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000164635 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000164635 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000164635 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000164635 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000164635 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000164635 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164635 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000164635 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000164635 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000227316 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000227316 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227316 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227316 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227316 | Naspers Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000227316 | China Construction Bank Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000227316 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000227316 | Meituan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000227316 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227316 | Infosys Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227316 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000227316 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000227316 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000227316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000227316 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000227316 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000227316 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227316 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000227316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000235377 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000235377 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235377 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000235377 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000235377 | Infosys Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000235377 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235377 | Al Rajhi Bank
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235377 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235377 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000235377 | Hon Hai Precision Industry Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000235377 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000235377 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000235377 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000235377 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000235377 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000235377 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000235377 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000235377 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000235377 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000235377 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000235377 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000235377 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000227314 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227314 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000227314 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227314 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000227314 | Nestle SA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000227314 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227314 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000227314 | Novo Nordisk AS
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000227314 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000227314 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227314 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000227314 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000227314 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000227314 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000227314 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227314 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000227314 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000227314 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000227314 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000227314 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000168143 | Bank of America Corp.2.5924/29/2031
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000168143 | Citigroup, Inc.3.1064/8/2026
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000168143 | Eversource Energy3.31/15/2028
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168143 | Wells Fargo & Co.4.8087/25/2028
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168143 | U.S. Bancorp5.7756/12/2029
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168143 | HCA, Inc.4.1256/15/2029
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168143 | Morgan Stanley3.954/23/2027
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168143 | Bank of America Corp.3.1947/23/2030
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168143 | Capital One Financial Corp.3.81/31/2028
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168143 | Oracle Corp.3.857/15/2036
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168143 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000168143 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168143 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000168143 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000168143 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168143 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000168143 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000168143 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000168143 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168143 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000168143 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000168143 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000200315 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200315 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200315 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200315 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000200315 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000200315 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200315 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200315 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000200315 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200315 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200315 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000200315 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200315 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000200315 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000200315 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000200315 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000200315 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000200315 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200315 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200315 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000168145 | CommScope LLC6.03/1/2026
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | MPT Operating Partnership LP/MPT Finance Corp.5.010/15/2027
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | United Airlines, Inc.4.6254/15/2029
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | Directv Financing LLC/Directv Financing Co-Obligor, Inc.5.8758/15/2027
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | Noble Finance II LLC8.04/15/2030
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | United Rentals North America, Inc.3.8752/15/2031
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | DaVita, Inc.4.6256/1/2030
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | Tenneco, Inc.8.011/17/2028
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | NGL Energy Operating LLC/NGL Energy Finance Corp.8.3752/15/2032
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.6.751/15/2030
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168145 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000168145 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168145 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000168145 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000168145 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000168145 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000168145 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000168145 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168145 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000168145 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000168145 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000168144 | U.S. Treasury Notes4.12510/31/2029
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000168144 | Citigroup, Inc.4.459/29/2027
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000168144 | Citigroup, Inc.3.210/21/2026
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168144 | Bank of America Corp.3.7054/24/2028
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168144 | VMware LLC1.48/15/2026
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168144 | JPMorgan Chase & Co.3.961/29/2027
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168144 | Wells Fargo & Co.4.37/22/2027
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168144 | Goldman Sachs Group, Inc.2.642/24/2028
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168144 | CVS Health Corp.4.33/25/2028
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168144 | Wells Fargo & Co.3.5263/24/2028
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168144 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000168144 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000168144 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000168144 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000168144 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000168144 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168144 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000168144 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000168144 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000168144 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000168144 | Financials
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000168144 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%